UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)		February 28, 2013

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 103.1%

Basic Materials — 4.7%
Alliance Resource Partners	8,431	$523,481
Natural Resource Partners	21,139	462,310
PVR Partners	35,708	828,426
		1,814,217

Oil & Gas — 98.4%
Access Midstream Partners	32,056	1,193,765
AmeriGas Partners	25,734	1,124,318
Atlas Pipeline Partners	18,934	625,579
Boardwalk Pipeline Partners	38,423	1,020,131
Buckeye Partners	36,534	2,034,944
Cheniere Energy Partners	15,988	383,712
El Paso Pipeline Partners	50,266	2,100,616
Enbridge Energy Partners	64,072	1,775,435
Energy Transfer Partners	44,191	2,117,191
Enterprise Products Partners	34,562	1,958,629
EV Energy Partner	14,330	802,623
Genesis Energy	24,302	1,116,677
Inergy	41,717	832,671
Kinder Morgan Energy Partners	22,820	1,992,414
Magellan Midstream Partners	44,275	2,220,834
MarkWest Energy Partners	34,446	1,969,278
NuStar Energy	30,556	1,559,578
ONEOK Partners	31,880	1,747,343
Plains All American Pipeline	41,190	2,255,153
Regency Energy Partners	54,162	1,288,514
Spectra Energy Partners	14,392	531,353
Suburban Propane Partners	22,218	935,378
Sunoco Logistics Partners	25,249	1,578,820
Targa Resources Partners	30,949	1,274,789
TC Pipelines	14,887	682,718
Western Gas Partners	22,056	1,209,551
Williams Partners	35,374	1,758,088
		38,090,102

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $37,401,437)		39,904,319

Schedule of Investments (Unaudited)		February 28, 2013

Global X MLP ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 03/01/13
(Cost $98,051)	$98,051	$98,051

TOTAL INVESTMENTS — 103.3%
(Cost $37,499,488) ††		$40,002,370

Percentages are based on Net Assets of $38,718,704

††	At February 28, 2013, the tax basis cost of the Fund's investments was $37,499,488, and the unrealized appreciation and depreciation were $2,822,186 and $(319,304) respectively.

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$39,904,319	$—	$—	$39,904,319
Time Deposit	—	98,051	—	98,051
Total Investments in Securities	$39,904,319	$98,051	$—	$40,002,370

For the period ended February 28, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended February 28, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)		February 28, 2013

Global X Junior MLP ETF

	Shares/Face
	Amount	Value
MASTER LIMITED PARTNERSHIPS — 100.7%

Basic Materials — 12.2%
Alliance Resource Partners	6,736	$418,238
Natural Resource Partners	19,832	433,726
		851,964

Oil & Gas — 88.5%
Atlas Pipeline Partners	9,787	323,362
Atlas Resource Partners	9,141	210,700
BreitBurn Energy Partners	15,669	304,762
Crestwood Midstream Partners	9,687	243,144
Dorchester Minerals	6,151	144,979
Eagle Rock Energy Partners	34,618	329,563
Equities Midstream Partners	7,122	270,209
Exterran Partners	9,342	220,284
Global Partners	5,613	189,439
Legacy Reserves	11,479	302,816
Memorial Production Partners	7,013	131,704
Mid-Con Energy Partners	3,943	86,707
Niska Gas Storage Partners, Cl U	14,080	166,285
Northern Tier Energy	17,683	511,923
PAA Natural Gas Storage	15,919	331,115
PetroLogistics	22,351	349,123
Pioneer Southwest Energy Partners	7,276	171,131
QR Energy	11,795	205,351
Rhino Resource Partners	5,497	77,233
Suburban Propane Partners	10,805	454,891
TC Pipelines	10,073	461,948
Teekay Offshore Partners	11,553	323,368
Tesoro Logistics	7,029	350,747
		6,160,784

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $6,892,267)		7,012,748

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 03/01/13
(Cost $38,257)	$38,257	38,257

TOTAL INVESTMENTS — 101.2%
(Cost $6,930,524) ††		$7,051,005

Percentages are based on Net Assets of $6,969,992

Schedule of Investments (Unaudited)		February 28, 2013

Global X Junior MLP ETF

††	At February 28, 2013, the tax basis cost of the Fund's investments was $6,930,524, and the unrealized appreciation and depreciation were $178,196 and $(57,715) respectively.

Cl — Class

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$7,012,748	$—	$—	$7,012,748
Time Deposit	—	38,257	—	38,257
Total Investments in Securities	$7,012,748	$38,257	$—	$7,051,005

For the period ended February 28, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended February 28, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-005-0200

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 26, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: April 26, 2013

*	Print the name and title of each signing officer under his or her signature.